PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Total premises and equipment	$ 3,747,712	$ 3,443,518
Less accumulated depreciation	(2,811,421)	(2,456,565)
Total premises and equipment, net	936,291	986,953
Land
Property, Plant, and Equipment [Line Items]
Total premises and equipment	29,017	29,889
Office buildings
Property, Plant, and Equipment [Line Items]
Total premises and equipment	138,695	139,216
Furniture, fixtures, and equipment
Property, Plant, and Equipment [Line Items]
Total premises and equipment	670,766	632,968
Leasehold improvement
Property, Plant, and Equipment [Line Items]
Total premises and equipment	645,425	610,149
Computer software
Property, Plant, and Equipment [Line Items]
Total premises and equipment	2,215,427	1,993,790
Automobiles and other
Property, Plant, and Equipment [Line Items]
Total premises and equipment	$ 48,382	$ 37,506